INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Schedule of Indefinite-Lived Intangible Assets

Intangible assets activity for three years ended December 31, 2015 is summarized as follows:

	International Crude Tankers Segment	U.S. Flag Segment	Other	Total
Balance at January 1, 2013	$7,125	$64,610	$240	$71,975
Amortization	(500)	(4,667)	(16)	(5,183)
Impairment loss	(6,625)	-	-	(6,625)
Balance at December 31, 2013	-	59,943	224	60,167
Amortization	-	(5,126)	(224)	(5,350)
Balance at December 31, 2014	-	54,817	-	54,817
Amortization	-	(4,600)	-	(4,600)
Balance at December 31, 2015	$-	$50,217	$-	$50,217